UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

Three Canal Plaza Portland, ME	04101
(Address of principal executive offices)	(Zip code)

Foreside Management Services, LLC

Three Canal Plaza Portland ME, 04101

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 247-9780

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

AAMA Equity Fund

(AMFEX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about AAMA Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Equity Fund	$122	1.15%

How did the Fund perform during the reporting period?

The AAMA Equity Fund returned 12.66% for the twelve months ended June 30, 2025. This may be compared to the S&P 500® Index return of 15.16% and the S&P 500® Equal Weight Index return of 12.73%. The S&P MidCap 400® and SmallCap 600® indices returned 7.52% and 4.60%, respectively.

The difference between the capitalization weighted and equal weighted indices is continued evidence of the concentration of the equity market. The largest 10 companies (by capitalization) now represent approximately 38% of the market value of the index. Historically ranging between 17% and 25%, the prior top-ten concentration peak was 27% during the top of the technology stock bubble in 2000. It is important to note that while valuations are stretched across the market leaders, today’s large-cap technology companies have more stable earnings compared to 23 years ago.

Relative to the Equal Weight S&P 500® Index, the AAMA Equity Fund equity holdings experienced a 1.87% active return contribution over the last twelve months and 13.71% over the last three years. Sector allocations have impacted the active return modestly (-1.78% for 1 year and +1.53% over three years). Stock selection boosted active returns by 3.64% for 1 year and 12.19% over three years. The Fund has been over-weight technology and communications companies and under-weight financial companies. The AAMA Equity Fund continues to maintain a portfolio of high-quality large cap companies. One key measure of quality is the Debt to EBITDA ratio. Excluding Utility and Financial companies, the Fund’s holdings average 1.84 times leverage, which is less than half of the 4.04 leverage for a universe of 790 large companies.

We appreciate your investment in our Fund and encourage you to continue to work with your Financial Advisor in allocating your portfolio to achieve your long-term investment goals and objectives.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$30,000
$26,000
$22,000
$18,000
$14,000
$10,000
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
AAMA Equity Fund - $22,655
S&P 500® Equal Weight Index - $22,949
S&P 500® Index - $29,311

	AAMA Equity Fund	S&P 500® Equal Weight Index	S&P 500® Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$11,285	$11,198	$11,437
Jun-2019	$12,058	$12,114	$12,629
Jun-2020	$12,469	$11,721	$13,577
Jun-2021	$16,664	$17,664	$19,115
Jun-2022	$15,232	$16,007	$17,086
Jun-2023	$17,277	$18,210	$20,434
Jun-2024	$20,109	$20,357	$25,452
Jun-2025	$22,655	$22,949	$29,311

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Equity Fund	12.66%	12.69%	10.76%
S&P 500® Equal Weight Index	12.73%	14.38%	10.94%
S&P 500® Index	15.16%	16.64%	14.39%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$387,960,532
  Number of Portfolio Holdings40
  Advisory Fee $3,915,041
  Portfolio Turnover1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	66.2%
Exchange-Traded Funds	23.6%
Money Market Funds	2.5%
U.S. Treasury Obligations	7.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Exchange-Traded Funds 23.6%
Technology 19.1%
Industrials 9.8%
Communications 8.9%
U.S. Treasury Obligations 7.7%
Consumer Staples 6.4%
Consumer Discretionary 4.7%
Financials 4.4%
Energy 4.3%
Health Care 3.0%
Materials 2.8%
Utilities 2.7%
Money Market 2.5%
Other Assets in Excess of Liabilities 0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market	2.5%
Utilities	2.7%
Materials	2.8%
Health Care	3.0%
Energy	4.3%
Financials	4.4%
Consumer Discretionary	4.7%
Consumer Staples	6.4%
U.S. Treasury Obligations	7.7%
Communications	8.9%
Industrials	9.8%
Technology	19.1%
Exchange-Traded Funds	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	12.5%
iShares Core S&P 500 ETF	11.1%
U.S. Treasury Bills, 4.235%, due 07/15/25	3.9%
U.S. Treasury Bills, 4.289%, due 07/29/25	3.8%
Visa, Inc. - Class A	3.4%
T-Mobile US, Inc.	3.4%
Alphabet, Inc. - Class A	3.1%
Amazon.com, Inc.	3.0%
JPMorgan Chase & Company	2.8%
Freeport-McMoRan, Inc.	2.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

AAMA Equity Fund (AMFEX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-AMFEX

AAMA Income Fund

(AMFIX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about AAMA Income Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.aamafunds.com/prospectuses-and-reports.html. You can also request this information by contacting us at (800) 701-9502.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAMA Income Fund	$85	0.83%

How did the Fund perform during the reporting period?

The AAMA Income Fund returned 4.39% over the twelve months ended June 30, 2025. This may be compared to the Bloomberg U.S. Aggregate Bond Index return of 6.08% and the Bloomberg U.S. 1-5 Year Government/Credit Index return of 6.42%.

Bond market returns over the last year appear tame on the surface. However, volatility continued with the Bloomberg U.S. Aggregate and Long-Term U.S. Treasury Indices declining 3.06% and 8.62%, respectively in the 4th quarter of 2024. In the same quarter, the AAMA Income Fund posted a positive return. Elevated inflation starting in 2020 has devasted long term bond portfolio returns. The cumulative total returns of the Aggregate and the Long Treasury indices over the last five years are -3.58% and -34.87%, respectively. The cumulative total return for the AAMA Income Fund was 1.15% over the same five year period with significantly lower volatility.

Long-term interest rates have correlated with the expected trend of short-term rates, as if the Federal Reserve’s (the "Fed") decisions on short rates will automatically translate to longer-term rates. This notion, biased by correlations experienced during the 13 years of interest rate repression from 2009 and 2022, is disappearing. Long term rates are noticeably higher than when the Fed started to reduce rates in September, 2024. Bond investors are demanding higher yields to compensate for higher expected inflation. The inflation rate has declined but not to the Fed's stated target of 2%. The six-month average of the Fed’s favorite inflation index stands at 3.29%.

The AAMA Income Fund has maintained a high-quality, short-maturity portfolio over the last several years, resulting in significantly lower volatility than longer-term portfolios.

We appreciate your investment in our Fund and encourage you to continue to work with your Financial Advisor in allocating your portfolio to achieve your long-term investment goals and objectives.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$12,000
$10,000
$8,000
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
AAMA Income Fund - $10,709
Bloomberg U.S. 1-5 Year Government/Credit Index - $11,772
Bloomberg U.S. Aggregate Bond Index - $11,265

	AAMA Income Fund	Bloomberg U.S. 1-5 Year Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Jun-2017	$10,000	$10,000	$10,000
Jun-2018	$9,966	$9,980	$9,960
Jun-2019	$10,262	$10,513	$10,744
Jun-2020	$10,587	$11,084	$11,683
Jun-2021	$10,502	$11,128	$11,644
Jun-2022	$9,917	$10,549	$10,446
Jun-2023	$9,888	$10,570	$10,348
Jun-2024	$10,258	$11,062	$10,620
Jun-2025	$10,709	$11,772	$11,265

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 30, 2017)
AAMA Income Fund	4.39%	0.23%	0.86%
Bloomberg U.S. 1-5 Year Government/Credit Index	6.42%	1.21%	2.06%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$128,709,706
  Number of Portfolio Holdings14
  Advisory Fee (net of waivers)$862,820
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	4.1%
Municipal Bonds	1.0%
U.S. Government Agencies	20.6%
U.S. Treasury Obligations	74.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

U.S. Treasury Obligations
74.2%
U.S. Government Agencies
20.6%
Money Market Funds
4.1%
Municipal Bonds
1.0%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Municipal Bonds	1.0%
Money Market Funds	4.1%
U.S. Government Agencies	20.6%
U.S. Treasury Obligations	74.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bills, 4.325%, due 08/21/25	15.4%
U.S. Treasury Bills, 4.254%, due 07/22/25	13.2%
U.S. Treasury Notes, 4.625%, due 11/15/26	11.8%
U.S. Treasury Bills, 4.336%, due 09/4/25	11.6%
Federal National Mortgage Association, 2.125%, due 04/24/26	8.8%
U.S. Treasury Notes, 0.500%, due 04/30/27	7.3%
U.S. Treasury Notes, 1.125%, due 02/29/28	7.3%
Federal National Mortgage Association, 0.750%, due 10/8/27	4.3%
U.S. Treasury Notes, 3.750%, due 05/31/30	3.9%
Federal Home Loan Bank, 1.750%, due 09/12/25	3.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

AAMA Income Fund (AMFIX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.aamafunds.com/prospectuses-and-reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-AMFIX

Large Cap Equity Fund

Class AMF (IICAX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class AMF	$172	1.64%

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2025, the Large Cap Equity Fund Class AMF Shares returned 9.61% while the S&P 500® Index (Total Return) generated 15.16%. The Morningstar Large Blend category average returned 13.30%. According to Morningstar, this places the Fund in the 85% percentile of  Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30,2025, the Fund ranked in the 69th percentile and the 56th percentile, respectively, of the Morninstar Large Blend Category.

For the twelve months ended June 30, 2025, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$34,000
$28,000
$22,000
$16,000
$10,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Large Cap Equity Fund - Class AMF - $31,729
S&P 500® Index - $35,936

	Large Cap Equity Fund - Class AMF	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,575	$10,399
Jun-2017	$12,499	$12,260
Jun-2018	$13,874	$14,023
Jun-2019	$14,940	$15,483
Jun-2020	$15,599	$16,645
Jun-2021	$21,154	$23,436
Jun-2022	$20,084	$20,948
Jun-2023	$24,132	$25,053
Jun-2024	$28,946	$31,204
Jun-2025	$31,729	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class AMF	9.61%	15.26%	12.24%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$49,817,337
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$277,791
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Information Technology
32.1%
Financials
15.0%
Consumer Discretionary
9.7%
Health Care
9.5%
Communication Services
8.4%
Industrials
7.5%
Consumer Staples
5.4%
Energy
3.8%
Real Estate
2.0%
Utilities
1.6%
Materials
1.6%
Other Assets in Excess of Liabilities
3.4%

Value	Value
Other Assets in Excess of Liabilities	3.4%
Materials	1.6%
Utilities	1.6%
Real Estate	2.0%
Energy	3.8%
Consumer Staples	5.4%
Industrials	7.5%
Communication Services	8.4%
Health Care	9.5%
Consumer Discretionary	9.7%
Financials	15.0%
Information Technology	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	4.6%
NVIDIA Corporation	4.4%
Microsoft Corporation	4.3%
Costco Wholesale Corporation	4.0%
Mastercard, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
HCA Healthcare, Inc.	3.8%
Progressive Corporation (The)	3.7%
Cummins, Inc.	3.3%
CSX Corporation	3.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Large Cap Equity Fund - Class AMF (IICAX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.amffunds.com/html/materials.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-IICAX

Large Cap Equity Fund

Class H (IICHX)

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about Large Cap Equity Fund for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.amffunds.com/html/materials.html. You can also request this information by contacting us at 1-800-247-9780.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Equity Fund - Class H	$162	1.54%

How did the Fund perform during the reporting period?

For the twelve months ended June 30, 2025, the Large Cap Equity Fund Class H Shares returned 9.68% while the S&P 500® Index (Total Return) generated 15.16%. The Morningstar Large Blend category average returned 13.30%. According to Morningstar, this places the Fund in the 85% percentile of Large Cap Blend stock funds for the past year. For the three-and-five year periods ended June 30, 2025, the Fund ranked in the 69th percentile and the 56th percentile, respectively, of the Morningstar Large Blend Category.

For the twelve months ended June 30, 2025, value and low volatility stocks underperformed the benchmark while momentum and growth outperformed. Since the Fund is oriented to value and higher than average dividend yield, this primarily caused the underperformance vs the benchmark.

The Fund’s investment adviser, System Two Advisors, continues to prefer companies with low share prices relative to cash flow and sales, and higher than average dividend yields. These are factors that we believe provide more stability and less volatility when markets underperform. In fact, the Fund continues to generate lower return volatility than the S&P 500® Index as well as the average fund in the Morningstar Large Blend category. The Fund’s investment adviser, System Two Advisors, relies on a blend of fundamental and quantitative analysis. We believe that the investment process of System Two Advisors provides an attractive risk-adjusted approach for our shareholders.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$34,000
$28,000
$22,000
$16,000
$10,000
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Large Cap Equity Fund - Class H - $32,329
S&P 500® Index - $35,936

	Large Cap Equity Fund - Class H	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$10,592	$10,399
Jun-2017	$12,543	$12,260
Jun-2018	$13,948	$14,023
Jun-2019	$15,054	$15,483
Jun-2020	$15,741	$16,645
Jun-2021	$21,386	$23,436
Jun-2022	$20,348	$20,948
Jun-2023	$24,515	$25,053
Jun-2024	$29,475	$31,204
Jun-2025	$32,329	$35,936

Average Annual Total Returns

	1 Year	5 Years	10 Years
Large Cap Equity Fund - Class H	9.68%	15.48%	12.45%
S&P 500® Index	15.16%	16.64%	13.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$49,817,337
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$277,791
  Portfolio Turnover7%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.4%
Materials	1.6%
Utilities	1.6%
Real Estate	2.0%
Energy	3.8%
Consumer Staples	5.4%
Industrials	7.5%
Communication Services	8.4%
Health Care	9.5%
Consumer Discretionary	9.7%
Financials	15.0%
Information Technology	32.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	4.6%
NVIDIA Corporation	4.4%
Microsoft Corporation	4.3%
Costco Wholesale Corporation	4.0%
Mastercard, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
HCA Healthcare, Inc.	3.8%
Progressive Corporation (The)	3.7%
Cummins, Inc.	3.3%
CSX Corporation	3.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Large Cap Equity Fund - Class H (IICHX)

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.amffunds.com/html/materials.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-IICHX

(b)	Not applicable

Item 2.	Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is David Gruber, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. Audit fees totaled $51,250 and $48,250 in fiscal years 2025 and 2024 respectively, including fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-CEN.

(b)	Audit-Related Fees. There were no audit related fees billed in fiscal years 2025 and 2024.

(c)	Tax Fees. Fees for tax compliance and review services totaled $12,500 and $10,500 in fiscal years 2025 and 2024, respectively

(d)	All Other Fees. There were no other fees in fiscal years 2025 and 2024.

(e)(1)	Except as permitted by rule 2-01(c)(7)(i)(C) of regulation S-X the trust’s audit committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to the fund, the audit committee reviews the services to determine whether they are appropriate and permissible under applicable law

(e)(2)	2025: 0%

2024: 0%

(f)	Not applicable.

(g)	2025: $12,500

2024: $10,500

(h)	The audit committee considered the non-audit services rendered to the registrant’s investment adviser and believes the services are compatible with the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)   The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)   Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

AAMA Equity Fund

Ticker: AMFEX

AAMA Income Fund

Ticker: AMFIX

Annual Financial Statements and Additional Information

June 30, 2025

AAMA Equity Fund Schedule of Portfolio Investments June 30, 2025
COMMON STOCKS — 66.1%	Shares	Fair Value
AEROSPACE & DEFENSE — 1.8%
RTX Corporation	46,696	$6,818,550

BANKING — 2.8%
JPMorgan Chase & Company	37,400	10,842,634

BEVERAGES — 0.9%
PepsiCo, Inc.	26,400	3,485,856

BIOTECH & PHARMA — 3.0%
Amgen, Inc.	15,000	4,188,150
Johnson & Johnson	48,000	7,332,000
		11,520,150
DIVERSIFIED INDUSTRIALS — 2.7%
Emerson Electric Company	78,400	10,453,072

E-COMMERCE DISCRETIONARY — 3.0%
Amazon.com, Inc. (a)	54,000	11,847,060

ELECTRIC UTILITIES — 2.7%
American Electric Power Company, Inc.	23,000	2,386,480
Duke Energy Corporation	19,000	2,242,000
Exelon Corporation	30,000	1,302,600
Public Service Enterprise Group, Inc.	25,000	2,104,500
Southern Company (The)	25,000	2,295,750
		10,331,330
HOUSEHOLD PRODUCTS — 1.2%
Procter & Gamble Company (The)	29,400	4,684,008

INDUSTRIAL SUPPORT SERVICES — 2.7%
Grainger (W.W.), Inc.	10,100	10,506,424

INTERNET MEDIA & SERVICES — 3.1%
Alphabet, Inc. - Class A	68,000	11,983,640

METALS & MINING — 2.8%
Freeport-McMoRan, Inc.	250,000	10,837,500

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
COMMON STOCKS — 66.1% (Continued)	Shares	Fair Value
OIL & GAS PRODUCERS — 4.3%
Chevron Corporation	46,500	$6,658,335
Exxon Mobil Corporation	92,000	9,917,600
		16,575,935
RETAIL - CONSUMER STAPLES — 4.3%
Kroger Company (The)	102,500	7,352,325
Walmart, Inc.	96,000	9,386,880
		16,739,205
RETAIL - DISCRETIONARY — 1.6%
Home Depot, Inc. (The)	17,000	6,232,880

SEMICONDUCTORS — 6.4%
Applied Materials, Inc.	56,000	10,251,920
QUALCOMM, Inc.	50,900	8,106,334
Texas Instruments, Inc.	31,700	6,581,554
		24,939,808
SOFTWARE — 2.6%
Microsoft Corporation	20,500	10,196,905

TECHNOLOGY HARDWARE — 6.7%
Apple, Inc.	47,200	9,684,024
Cisco Systems, Inc.	131,600	9,130,408
Corning, Inc.	134,800	7,089,132
		25,903,564
TECHNOLOGY SERVICES — 5.0%
Mastercard, Inc. - Class A	11,100	6,237,534
Visa, Inc. - Class A	37,400	13,278,870
		19,516,404
TELECOMMUNICATIONS — 5.9%
AT&T, Inc.	330,000	9,550,200
T-Mobile US, Inc.	55,315	13,179,352
		22,729,552
TRANSPORTATION & LOGISTICS — 2.6%
Norfolk Southern Corporation	14,200	3,634,774
Union Pacific Corporation	19,800	4,555,584
United Parcel Service, Inc. - Class B	20,000	2,018,800
		10,209,158

TOTAL COMMON STOCKS (Cost $111,047,860)		$256,353,635

See accompanying notes to financial statements.

AAMA Equity Fund Schedule of Portfolio Investments (Continued)
EXCHANGE-TRADED FUNDS — 23.6%	Shares	Fair Value
iShares Core S&P 500 ETF	69,200	$42,966,280
Vanguard S&P 500 ETF	85,600	48,623,368
TOTAL EXCHANGE-TRADED FUNDS (Cost $35,837,002)		$91,589,648

U.S. TREASURY OBLIGATIONS — 7.7%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 7.7% (b)
U.S. Treasury Bills	4.235%	07/15/25	$15,000,000	$14,975,777
U.S. Treasury Bills	4.289%	07/29/25	15,000,000	14,951,584
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,926,787)				$29,927,361

MONEY MARKET FUNDS — 2.5%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.10% (c) (Cost $9,721,234)	9,721,234	$9,721,234

TOTAL INVESTMENTS (Cost $186,532,883) — 99.9%		$387,591,878

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		368,654

NET ASSETS — 100.0%		$387,960,532

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	The rate shown is the 7-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments June 30, 2025
MUNICIPAL BONDS — 1.0%	Coupon	Maturity	Principal Amount	Fair Value
City of Powell, Ohio, Various Purpose Ltd., GO Bond, Series 2021, (Cost $1,338,505)	2.000%	12/01/26	$1,320,000	$1,284,739

U.S. GOVERNMENT AGENCIES — 20.6%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK — 7.5%
Federal Home Loan Bank	1.750%	09/12/25	$5,000,000	$4,972,798
Federal Home Loan Bank	1.650%	11/24/28	5,000,000	4,646,961
				9,619,759
FEDERAL NATIONAL MORTGAGE ASSOCIATION — 13.1%
Federal National Mortgage Association	2.125%	04/24/26	11,454,000	11,274,779
Federal National Mortgage Association	0.750%	10/08/27	5,957,000	5,573,043
				16,847,822
TOTAL U.S. GOVERNMENT AGENCIES (Cost $27,376,784)				$26,467,581

See accompanying notes to financial statements.

AAMA Income Fund Schedule of Portfolio Investments (Continued)
U.S. TREASURY OBLIGATIONS — 74.2%	Coupon	Maturity	Principal Amount	Fair Value
U.S. TREASURY BILLS — 40.2% (a)
U.S. Treasury Bills	4.254%	07/22/25	$17,000,000	$16,958,727
U.S. Treasury Bills	4.325%	08/21/25	20,000,000	19,877,647
U.S. Treasury Bills	4.336%	09/04/25	15,000,000	14,884,659
				51,721,033
U.S. TREASURY NOTES — 34.0%
U.S. Treasury Notes	4.625%	11/15/26	15,000,000	15,145,312
U.S. Treasury Notes	0.500%	04/30/27	10,000,000	9,429,297
U.S. Treasury Notes	1.125%	02/29/28	10,000,000	9,351,172
U.S. Treasury Notes	3.250%	06/30/29	5,000,000	4,908,594
U.S. Treasury Notes	3.750%	05/31/30	5,000,000	4,988,867
				43,823,242
TOTAL U.S. TREASURY OBLIGATIONS (Cost $96,567,034)				$95,544,275

MONEY MARKET FUNDS — 4.1%	Shares	Fair Value
First American U.S. Treasury Money Market Fund - Class Z, 4.10% (b) (Cost $5,313,374)	5,313,374	$5,313,374

TOTAL INVESTMENTS (Cost $130,595,697) — 99.9%		$128,609,969

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		99,737

NET ASSETS — 100.0%		$128,709,706

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of June 30, 2025.

See accompanying notes to financial statements.

AAMA Funds Statements of Assets and Liabilities June 30, 2025
	AAMA Equity Fund	AAMA Income Fund
ASSETS
Investments in securities:
At cost	$186,532,883	$130,595,697
At value	$387,591,878	$128,609,969
Receivable for capital shares sold	776,781	17,638
Dividends and interest receivable	185,008	290,983
Other assets	48,582	30,438
TOTAL ASSETS	388,602,249	128,949,028

LIABILITIES
Payable for capital shares redeemed	261,632	133,177
Payable to Adviser (Note 4)	312,553	78,519
Payable to administrator (Note 4)	19,117	6,502
Payable to Ultimus (Note 4)	8,462	5,975
Other accrued expenses	39,953	15,149
TOTAL LIABILITIES	641,717	239,322

NET ASSETS	$387,960,532	$128,709,706

Net assest consist of:
Paid-in capital	$159,296,596	$134,693,052
Distributable earnings (accumulated deficit)	228,663,936	(5,983,346)
Net assets	$387,960,532	$128,709,706

Shares of beneficial interest outstanding (unlimited number of shares authorized)	20,315,615	5,339,039

Net asset value, offering price and redemption price per share	$19.10	$24.11

See accompanying notes to financial statements.

AAMA Funds Statements of Operations Year Ended June 30, 2025
	AAMA Equity Fund	AAMA Income Fund
INVESTMENT INCOME
Dividends	$6,960,800	$936,768
Interest	734,304	3,561,046
TOTAL INVESTMENT INCOME	7,695,104	4,497,814

EXPENSES
Management fees (Note 4)	3,915,041	1,035,078
Administration fees (Note 4)	237,131	85,671
Fund accounting fees (Note 4)	79,244	52,595
Registration and filing fees	35,973	35,407
Trustees’ fees and expenses (Note 7)	49,853	17,630
Legal fees	49,518	17,081
Transfer agent fees (Note 4)	23,527	23,496
Audit and tax services fees	29,158	11,058
Insurance expense	28,524	9,581
Custodian and bank service fees	26,489	10,685
Shareholder reporting expenses	18,773	9,513
Other expenses	14,135	11,544
TOTAL EXPENSES	4,507,366	1,319,339
Less fees voluntarily waived by the Adviser (Note 4)	—	(172,258)
NET EXPENSES	4,507,366	1,147,081

NET INVESTMENT INCOME	3,187,738	3,350,733

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	30,449,465	—
Net change in unrealized appreciation (depreciation) on investments	12,328,915	2,542,121
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	42,778,380	2,542,121

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,966,118	$5,892,854

See accompanying notes to financial statements.

AAMA Equity Fund Statements of Changes in Net Assets
	Year Ended June 30, 2025	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$3,187,738	$3,618,226
Net realized gains on investment transactions	30,449,465	36,714,881
Net change in unrealized appreciation (depreciation) on investments	12,328,915	21,347,889
Net increase in net assets resulting from operations	45,966,118	61,680,996

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(33,290,410)	(3,746,178)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	49,640,818	59,822,728
Net asset value of shares issued in reinvestment of distributions to shareholders	33,125,261	3,729,615
Payments for shares redeemed	(96,708,794)	(145,105,056)
Net decrease in net assets from capital share transactions	(13,942,715)	(81,552,713)

TOTAL DECREASE IN NET ASSETS	(1,267,007)	(23,617,895)

NET ASSETS
Beginning of year	389,227,539	412,845,434
End of year	$387,960,532	$389,227,539

CAPITAL SHARE ACTIVITY
Shares sold	2,661,589	3,526,363
Shares reinvested	1,846,447	221,474
Shares redeemed	(5,215,351)	(8,444,079)
Net decrease in shares outstanding	(707,315)	(4,696,242)
Shares outstanding, beginning of year	21,022,930	25,719,172
Shares outstanding, end of year	20,315,615	21,022,930

See accompanying notes to financial statements.

AAMA Income Fund Statements of Changes in Net Assets
	Year Ended June 30, 2025	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$3,350,733	$3,008,529
Net realized losses on investment transactions	—	(3,121,648)
Net change in unrealized appreciation (depreciation) on investments	2,542,121	5,198,628
Net increase in net assets resulting from operations	5,892,854	5,085,509

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,372,096)	(3,015,665)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,029,583	35,857,802
Net asset value of shares issued in reinvestment of distributions to shareholders	3,363,239	3,008,844
Payments for shares redeemed	(37,849,496)	(37,885,422)
Net increase (decrease) in net assets from capital share transactions	(19,456,674)	981,224

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,935,916)	3,051,068

NET ASSETS
Beginning of year	145,645,622	142,594,554
End of year	$128,709,706	$145,645,622

CAPITAL SHARE ACTIVITY
Shares sold	627,573	1,521,765
Shares reinvested	140,463	128,104
Shares redeemed	(1,580,879)	(1,613,670)
Net increase (decrease) in shares outstanding	(812,843)	36,199
Shares outstanding, beginning of year	6,151,882	6,115,683
Shares outstanding, end of year	5,339,039	6,151,882

See accompanying notes to financial statements.

AAMA Equity Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022		Year Ended June 30, 2021
Net asset value at beginning of year	$18.51	$16.05	$14.83	$16.26		$12.22

Income (loss) from investment operations:
Net investment income (a)	0.16	0.17	0.14	0.06		0.05
Net realized and unrealized gains (losses) on investments	2.08	2.44	1.77	(1.45)		4.05
Total from investment operations	2.24	2.61	1.91	(1.39)		4.10

Less distributions from:
Net investment income	(0.17)	(0.15)	(0.10)	(0.04)		(0.06)
Net realized gains	(1.48)	—	(0.59)	—		—
Total distributions	(1.65)	(0.15)	(0.69)	(0.04)		(0.06)

Net asset value at end of year	$19.10	$18.51	$16.05	$14.83		$16.26

Total return (b)	12.66%	16.39%	13.43%	(8.59%)		33.64%

Net assets at end of year (000’s)	$387,961	$389,228	$412,845	$384,435		$433,437

Ratio of total expenses to average net assets (c)	1.15%	1.15%	1.14%	1.15%		1.16%
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.14%	1.15	%(d)(e)	1.16%
Ratio of net investment income to average net assets (a)(c)	0.81%	0.90%	0.90%	0.34	%(d)(e)	0.33%
Portfolio turnover rate	1%	3%	0%	5%		0	%(f)

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees for the year ended June 30, 2022.

(c)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(d)	Ratio was determined after fee reductions.
(e)	The impact of the voluntary fee waiver by the administrator for the year ended June 30, 2022 was less than 0.005%.
(f)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

AAMA Income Fund Financial Highlights
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value at beginning of year	$23.67	$23.32	$23.67	$25.22	$25.58

Income (loss) from investment operations:
Net investment income (a)	0.58	0.51	0.28	0.14	0.17
Net realized and unrealized gains (losses) on investments	0.45	0.35	(0.35)	(1.54)	(0.37)
Total from investment operations	1.03	0.86	(0.07)	(1.40)	(0.20)

Less distributions from:
Net investment income	(0.59)	(0.51)	(0.28)	(0.15)	(0.16)

Net asset value at end of year	$24.11	$23.67	$23.32	$23.67	$25.22

Total return (b)	4.39%	3.75%	(0.30%)	(5.57%)	(0.80%)

Net assets at end of year (000’s)	$128,710	$145,646	$142,595	$149,466	$148,120

Ratio of total expenses to average net assets (c)	0.96%	0.95%	0.93%	0.90%	0.91%
Ratio of net expenses to average net assets (c)(d)(e)	0.83%	0.83%	0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (a)(c)(d)(e)	2.43%	2.18%	1.19%	0.55%	0.67%
Portfolio turnover rate	31%	0%	0%	39%	37%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends and distributions by the underlying investment companies in which the Fund invests.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not reduced fees.

(c)	The ratios of income and expenses to average net assets do not reflect the Fund’s proportionate share of income and expenses of the underlying investment companies in which the Fund invests.
(d)	Ratio was determined after fee reductions.
(e)	The impact of the voluntary fee waiver by the Adviser and/or administrator for the years ended June 30, 2025, 2024, 2023, 2022, and 2021, was 0.13%, 0.12%, 0.10%, 0.07%, and 0.08%, respectively.

AAMA Funds
Notes to Financial Statements
June 30, 2025

1. Organization

AAMA Equity Fund and AAMA Income Fund (individually, a “Fund,” and, collectively, the “Funds” or “AAMA Funds”) are each a separate series of Asset Management Fund (the “Trust”), a professionally managed, diversified, open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is organized as a Delaware statutory trust operating under a Second Amended and Restated Declaration of Trust dated November 27, 2018. Other series of the Trust are not included in this report. The inception date of the Funds was June 30, 2017. The Funds commenced operations on July 3, 2017, when they began to execute their investment objectives, which included purchasing investments.

AAMA Equity Fund’s investment objective is long-term capital appreciation.

AAMA Income Fund’s investment objective is current income with a secondary objective of preservation of capital.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Advanced Asset Management Advisors, Inc. (the “Adviser”). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual

AAMA Funds
Notes to Financial Statements (Continued)

periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Each Fund follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m., Eastern time) on each day the NYSE is open. Listed securities, including common stocks and exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the closing prices on the primary exchange where the securities are normally traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments in other investment companies, except ETFs, are valued at their reported net asset value (“NAV”). In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are typically valued on the basis of valuations provided by independent pricing services approved by the Adviser, the Valuation Designee, that determine valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost if it is determined that amortized cost approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

AAMA Funds
Notes to Financial Statements (Continued)

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price has become stale, or an event occurs that materially affects the furnished price) are valued by the Valuation Designee. In these cases, the Valuation Designee determines in good faith, subject to procedures approved by the Board of Trustees (the “Board”), the fair value of such securities (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: type of security, nature and duration of any restrictions on disposition of the security, forces that influence the market in which the security is purchased or sold, existence of merger proposals or tender offers, expectation of additional news about the company and volume and depth of public trading in similar securities of the issuer or similar companies. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities will be classified as Level 2 or Level 3 in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of June 30, 2025, by security type:

AAMA Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$256,353,635	$—	$—	$256,353,635
Exchange-Traded Funds	91,589,648	—	—	91,589,648
U.S. Treasury Obligations	—	29,927,361	—	29,927,361
Money Market Funds	9,721,234	—	—	9,721,234
Total	$357,664,517	$29,927,361	$—	$387,591,878

AAMA Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,284,739	$—	$1,284,739
U.S. Government Agencies	—	26,467,581	—	26,467,581
U.S. Treasury Obligations	—	95,544,275	—	95,544,275
Money Market Funds	5,313,374	—	—	5,313,374
Total	$5,313,374	$123,296,595	$—	$128,609,969

AAMA Funds
Notes to Financial Statements (Continued)

Refer to each Fund’s Schedule of Portfolio Investments for a listing of the securities by security type and industry type. The Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended June 30, 2025.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the AAMA Equity Fund. Dividends arising from net investment income are declared and paid monthly to shareholders of the AAMA Income Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are permanent in nature and are primarily due to differing treatments of net short-term capital gains.

Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the years ended June 30, 2025 and 2024 was as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
AAMA Equity Fund	6/30/2025	$3,345,008	$29,945,402	$33,290,410
	6/30/2024	$3,746,178	$—	$3,746,178
AAMA Income Fund	6/30/2025	$3,372,096	$—	$3,372,096
	6/30/2024	$3,015,665	$—	$3,015,665

Investment transactions — Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

AAMA Funds
Notes to Financial Statements (Continued)

Expenses — Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings (deficit) as of June 30, 2025 was as follows:

	AAMA Equity Fund	AAMA Income Fund
Tax cost of investments	$186,532,883	$130,595,697
Gross unrealized appreciation	$201,409,365	$67,356
Gross unrealized depreciation	(350,370)	(2,053,084)
Net unrealized appreciation (depreciation)	201,058,995	(1,985,728)
Accumulated capital and other losses	—	(3,997,618)
Undistributed ordinary income	1,681,641	—
Undistributed long-term gains	25,923,300	—
Distributable earnings (deficit)	$228,663,936	$(5,983,346)

As of June 30, 2025, AAMA Equity Fund reclassified $4,477,628 of paid-in capital against accumulated earnings on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences relating to the utilization of earnings and profits distributed to shareholders on redemption of shares, had no effect on the Fund’s net assets or NAV per share.

AAMA Funds
Notes to Financial Statements (Continued)

For the year ended June 30, 2025, AAMA Income Fund reclassified $21,363 of accumulated deficit against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, had no effect on the Fund’s net assets or NAV per share.

As of June 30, 2025, AAMA Income Fund had short-term capital loss carryforwards of $621,176 and long-term capital loss carryforwards of $3,376,442 for income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended June 30, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments, were as follows for the year ended June 30, 2025:

Non-U.S. Government	AAMA Equity Fund	AAMA Income Fund
Purchase of investment securities	$2,266,645	$—
Proceeds from sales of investment securities	$51,298,463	$—

U.S. Government (long-term)	AAMA Equity Fund	AAMA Income Fund
Purchase of U.S. government securities	$—	$25,006,438
Proceeds from sales and maturities of U.S. government securities	$—	$20,000,000

AAMA Funds
Notes to Financial Statements (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. AAMA Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets. AAMA Income Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

During the year ended June 30, 2025, the Adviser voluntarily waived its management fees in the amount of $172,258 for AAMA Income Fund. These voluntary waivers are not eligible for recovery by the Adviser in future periods.

During the year ended June 30, 2025, there were no expense cap limitations in place for the Funds.

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC (“Foreside”), d/b/a ACA Group, serves as the Trust’s business manager and administrator. Pursuant to the terms of a Management and Administration Agreement (the “Agreement”) between the Trust, on behalf of the Funds, and Foreside, Foreside performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; making employees available to serve as officers of the Trust, including but not limited to, President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust’s compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial reports and filing them with the U.S. Securities and Exchange Commission (the “SEC”); and maintaining books and records in accordance with applicable laws and regulations.

Foreside acts as the Distributor for the Funds. The Distributor serves as the principal underwriter for shares of the Funds and is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

AAMA Funds
Notes to Financial Statements (Continued)

Pursuant to the Agreement, the Funds pay Foreside an annual fee of $210,000 plus 0.02% of average daily net assets, subject, however, to a minimum fee of $300,000.

OTHER SERVICE PROVIDER

Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Funds. The transfer agent services provided by Ultimus to the Funds include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Funds include (i) computing each Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by each Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Funds.

PRINCIPAL HOLDERS OF FUND SHARES

As of June 30, 2025, the following account holders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
AAMA Equity Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	64%
Matrix Trust Company (for the benefit of its clients)	25%
AAMA Income Fund
Charles Schwab and Company Inc. (for the benefit of its clients)	74%

A beneficial owner of 25% or more of each Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Investments in Other Investment Companies

The Funds may invest a significant portion of their assets in shares of one or more investment companies, including ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities and/or cash. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their fair value. There are certain risks associated with investments in ETFs. Disruptions to the creations and redemptions process through which authorized participants directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF’s underlying portfolio holdings, may result in

AAMA Funds
Notes to Financial Statements (Continued)

the ETF’s shares trading at significantly above (at a premium to) or below (at a discount to) NAV, which may result in the Funds paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF’s underlying holdings. An ETF’s shares could also trade at a premium or discount to NAV when an ETF’s underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF’s underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF’s shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Fund’s holdings may not be able to be liquidated at the most optimal time, adversely affecting performance. There can be no assurance that an ETF’s investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities in the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed. As of June 30, 2025, AAMA Equity Fund had 23.6% of the fair value of its net assets invested in ETFs.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Trustee Compensation

The Independent Trustees are compensated for their services to the Trust by the Funds. Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent

AAMA Funds
Notes to Financial Statements (Continued)

Trustees were paid $129,000 in fees during the year ended June 30 2025, for the entire Trust, which includes another fund not managed by Advanced Asset Management Advisors, Inc. The Funds paid Trustee compensation in the amount of $64,500 for the year ended June 30, 2025. In addition, the Funds reimburse Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

AAMA Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders of AAMA Funds and
Board of Trustees of Asset Management Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of AAMA Equity Fund and AAMA Income Fund (the “AAMA Funds” or the “Funds”), each a series of Asset Management Fund, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant

AAMA Funds
Report of Independent Registered Public Accounting Firm (Continued)

estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 28, 2025

AAMA Funds
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on May 19-20, 2025 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to as the “Trustees”) of Asset Management Fund (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, AAMA Equity Fund and AAMA Income Fund (each, a “Fund” and collectively, the “Funds”), and Advanced Asset Management Advisors, Inc. (“AAMA” or the “Adviser”). The Board determined that the continuation of the Advisory Agreement is in the best interests of each Fund in light of the nature, extent and quality of the services provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.

In considering the renewal of the Advisory Agreement at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. In advance of the Meeting, the Board received information and materials from the Adviser in connection with the proposed continuation of the Advisory Agreement, including, among other things, a description of the services provided by the Adviser to each Fund and information regarding the relevant personnel responsible for such services and their experience; comparative information regarding each Fund’s investment performance, fees and expenses; information regarding the potential for the Adviser to experience economies of scale in the provision of services to the Funds and the extent to which any potential scale benefits may be shared with shareholders; information regarding the Adviser’s overall

AAMA Funds
Additional Information (Unaudited) (Continued)

financial condition and ability to carry out its obligations to the Funds; Adviser profitability data; information regarding the Adviser’s compliance program resources and compliance policies and procedures; and information regarding any “fall-out” benefits—i.e., ancillary benefits derived or that may be derived by the Adviser from its relationship with the Funds.

As part of the Board’s contract review process, the Independent Trustees convened a preparatory meeting with Trust counsel in advance of the Meeting to evaluate the foregoing information and materials and to identify questions and/or supplemental informational requests, if any, to be addressed by the Adviser. Thereafter, the Independent Trustees considered certain supplemental information provided in response to their requests, including with respect to comparative information regarding each Fund’s investment performance, fees and expenses.

At the Meeting, the Board met with representatives of the Adviser to review and discuss the materials provided in advance of the Meeting. The Board, which is composed entirely of Independent Trustees, also met independently of management to review and discuss the materials received from the Adviser and Trust counsel. The Independent Trustees weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and applied their business judgment to determine whether the Advisory Agreement continues to be a reasonable business arrangement from each Fund’s perspective.

In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an agenda of topics and materials and considers factors that are relevant to its annual consideration of the Advisory Agreement for the Funds, including the services and support provided to each of the Funds. The Board also considered that shareholders chose to invest or remain invested in the Funds having received and with access to disclosures regarding the Funds’ investment advisory fees and the Adviser’s role in managing the Funds. The Board determined that, given the totality of information provided with respect to the Advisory Agreement, the Board, in its judgment, had received sufficient information to renew the Advisory Agreement.

AAMA Funds
Additional Information (Unaudited) (Continued)

In its deliberations, the Board did not identify any single factor or group of factors as being determinative. Rather, the Board’s approval was based on each Trustee’s business judgment after consideration of the information as a whole. Individual Trustees may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services provided by the Adviser to each Fund, including the compliance program established by the Adviser and the level of compliance attained by the Adviser. The Board reviewed the Adviser’s portfolio management services and considered the experience and skills of the Adviser’s investment management team.

The Board’s assessment of the nature, extent and quality of services provided by AAMA included an evaluation of the investment performance of each Fund. The Board reviewed performance information provided by the Adviser for each Fund for the one-, three- and five-year periods ended December 31, 2024 as compared to a “performance universe” of peer funds in the same Morningstar category and to the performance of the Fund’s benchmark index or indices. Specifically, for AAMA Equity Fund, the Board received comparative performance data for the US Fund Large Blend category and for the S&P 500 Index and S&P 500 Equal Weight Index. As to the AAMA Income Fund, the Board received comparative performance data for the US Fund Intermediate Core-Plus Bond category and for the Bloomberg US Aggregate Bond Index. Additionally, in light of each Fund’s ability to make significant allocations to investments not reflected in the Morningstar-selected performance universe category—specifically, allocations to Large Growth, Large Value, Mid Growth and Small Growth for AAMA Equity Fund and, for AAMA Income Fund, allocations to alternative income assets—the Adviser supplemented the Morningstar-selected categorizations with various other comparative performance data for each Fund, including other performance universe and peer group metrics, as well as certain blended peer groups reflecting typical portfolio allocations for each Fund. In assessing all of the foregoing comparative data sets, the Board took into account the Adviser’s commentary regarding the utility and perceived limitations of each Fund’s Morningstar categorization, and the Adviser’s rationale for considering other comparative metrics.

In evaluating each Fund’s investment performance, the Board considered each Fund’s quartile ranking within its performance universe—with the first quartile being the best performers and the fourth quartile being the worst performers—and made the following observations:

AAMA Funds
Additional Information (Unaudited) (Continued)

AAMA Equity Fund. The Fund’s annualized returns exceeded the S&P 500 Equal Weight Index for the one- and three-year periods ended December 31, 2024, and underperformed its benchmark indices for each other period reviewed. Although the Fund’s annualized returns for each of the one-, three- and five-year periods ended December 31, 2024 were in the fourth quartile of the Large Blend performance universe, the Board, taking into account the Adviser’s discussion of differences between the Fund and its Large Blend universe constituent funds, noted the Fund’s relative performance versus other Morningstar categories, including the Large Growth, Large Value, Mid Growth and Small Growth performance universes. In this connection, while the Fund’s performance relative to the Large Growth category was in the third or fourth quartile for each period reviewed, and in the third quartile of the Large Value category for the three-year period ended December 31, 2024, the Fund’s annualized returns ranked in the first or second quartile for each other period and category reviewed—that is, for the one- and five-year periods ended December 31, 2024 for the Large Value universe and the one-, three- and five-year periods ended December 31, 2024 for each of the Mid Growth and Small Growth performance universes.

AAMA Income Fund. Although the annualized return for the five-year period ended December 31, 2024 was in the third quartile of the Fund’s Intermediate Core-Plus performance universe, the annualized returns for the one- and three-year periods ended December 31, 2024 were in the first quartile of the Fund’s performance universe. Additionally, the Fund exceeded its benchmark index for each of the one-, three- and five-year periods ended December 31, 2024.

In assessing the comparative performance information, the Board considered the Adviser’s processes for monitoring Fund performance and the Adviser’s discussion of performance relative to broader market developments over various periods. Additionally, the Board evaluated performance results in light of each Fund’s investment objective, strategies and risks, as disclosed in each Fund’s prospectus, and in the context of overall recent market conditions. Also relevant to the Board’s evaluation was AAMA’s assessment that each Fund met expectations with respect to its investment objective.

In light of the information presented and the considerations made, the Board determined that it was satisfied with the explanations for, oversight of and information provided regarding each Fund’s investment performance. The Board concluded that the nature, extent and quality of the services provided to each Fund by the Adviser under the Advisory Agreement have been and are expected to remain satisfactory.

AAMA Funds
Additional Information (Unaudited) (Continued)

Fees and Expenses. The Board reviewed each Fund’s contractual investment advisory fee and total net expense ratio. The Board received information from the Adviser, using Morningstar data, comparing each Fund’s investment advisory fee and total net expense ratio to the investment advisory fees and total net expense ratios of funds in a peer group screened from the peer universe of funds in its Morningstar category. The Board considered the Adviser’s statements with respect to certain limitations in comparing each Fund to the funds in its peer group, including that many of the peer funds are part of larger fund complexes that may allow for more economies of scale. The information provided to the Board showed that each Fund’s investment advisory fee and total net expense ratio were above the average of its applicable peer group. The Board noted the Adviser’s intention to continue the current voluntary fee waiver for the AAMA Income Fund. Although above the average of its applicable peer group, the Board concluded that, based on the totality of information provided, the investment advisory fees for each Fund were within a reasonable range. On the basis of all information provided, the Board concluded that the investment advisory fees charged by the Adviser for managing each Fund continue to be reasonable and appropriate in light of the nature, extent and quality of services provided by the Adviser.

Profitability. The Board received the financial statements of the Adviser and considered information related to the estimated profitability to the Adviser from its relationship with the Funds. The Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board considered the information provided by the Adviser regarding its method of allocating expenses and determining profitability estimates, noting that there are limitations inherent in allocating costs and calculating profitability for an organization such as AAMA. Based upon the information provided, the Board concluded that any profits realized by the Adviser in connection with the management of the Funds were not unreasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the current net assets of each Fund and concluded that the investment advisory fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale as may exist in the management of the Fund at current asset levels.

AAMA Funds
Additional Information (Unaudited) (Continued)

Other Benefits to the Adviser. The Board considered whether there are any incidental benefits received by the Adviser as a result of the Adviser’s relationship with the Funds. The Board considered that the Adviser does not use brokerage of the Funds to obtain third party research and that the Adviser receives no fees from the Funds other than the investment advisory fees.

Conclusion. Based upon all the information considered and the conclusions reached, the Board unanimously determined that the terms of the Advisory Agreement continue to be fair and reasonable and that continuation of the Advisory Agreement for each Fund is in the best interests of the Fund.

AAMA Funds
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-701-9502, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-800-701-9502. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website at www.aamafunds.com.

Federal Tax Information (Unaudited)

For the fiscal year ended June 30, 2025 AAMA Equity Fund designated $34,423,030 as long term capital gain distributions.

Qualified Dividend Income – For the fiscal year ended June 30, 2025, AAMA Equity Fund and AAMA Income Fund have designated 100.00% and 0.00% respectively, of ordinary income distributions, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate Shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividends that qualify under tax law. For the fiscal year ended June 30, 2025, 100.00% and 0.00%, of ordinary income dividends paid by AAMA Equity Fund and AAMA Income Fund, respectively, qualify for the corporate dividends received deduction.

Investment Advisor
Advanced Asset Management Advisors, Inc.
4995 Bradenton Avenue, Suite 210
Dublin, Ohio 43017

Business Manager and Administrator
Foreside Management Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Distributor
Foreside Financial Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101

Legal Counsel
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, WI 53202

LARGE CAP EQUITY FUND

Annual Financial Statements and Additional Information
June 30, 2025

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

June 30, 2025

COMMON STOCKS — 96.6%	Shares	Fair Value
AIR FREIGHT & LOGISTICS — 1.1%
FedEx Corporation	2,400	$545,544
BANKS — 3.3%
Bank of America Corporation	8,000	378,560
Citigroup, Inc.	4,800	408,576
JPMorgan Chase & Company	3,000	869,730
		1,656,866
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	5,000	928,100
CAPITAL MARKETS — 2.7%
CME Group, Inc.	2,500	689,050
Goldman Sachs Group, Inc. (The)	900	636,975
		1,326,025
CHEMICALS — 0.7%
LyondellBasell Industries N.V. - Class A	6,000	347,160
COMMUNICATIONS EQUIPMENT — 4.8%
Arista Networks, Inc. (a)	12,000	1,227,720
Cisco Systems, Inc.	4,500	312,210
Motorola Solutions, Inc.	2,000	840,920
		2,380,850
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Verizon Communications, Inc.	2,500	108,175
ELECTRIC UTILITIES — 1.6%
NextEra Energy, Inc.	11,700	812,214
FINANCIAL SERVICES — 3.9%
Mastercard, Inc. - Class A	3,500	1,966,790
FOOD & STAPLES RETAILING — 4.0%
Costco Wholesale Corporation	2,000	1,979,880
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Medtronic plc	10,000	871,700
HEALTH CARE PROVIDERS & SERVICES — 5.0%
HCA Healthcare, Inc.	5,000	1,915,500
McKesson Corporation	800	586,224
		2,501,724
HOTELS, RESTAURANTS & LEISURE — 2.1%
Booking Holdings, Inc.	130	752,601
McDonald’s Corporation	1,000	292,170
		1,044,771
HOUSEHOLD DURABLES — 2.5%
Garmin Ltd.	6,000	1,252,320

See notes to financial statements.

1

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

June 30, 2025

COMMON STOCKS — 96.6% (Continued)	Shares	Fair Value
HOUSEHOLD PRODUCTS — 1.4%
Procter & Gamble Company (The)	4,400	$701,008
INSURANCE — 5.0%
Aflac, Inc.	6,000	632,760
Progressive Corporation (The)	7,000	1,868,020
		2,500,780
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. - Class A	11,100	1,956,153
Meta Platforms, Inc. - Class A	1,000	738,090
		2,694,243
IT SERVICES — 3.0%
Accenture plc - Class A	5,000	1,494,450
MACHINERY — 3.3%
Cummins, Inc.	5,000	1,637,500
MEDIA — 1.6%
Comcast Corporation - Class A	22,000	785,180
METALS & MINING — 0.9%
Freeport-McMoRan, Inc.	10,000	433,500
OIL, GAS & CONSUMABLE FUELS — 3.9%
ConocoPhillips	7,000	628,180
EOG Resources, Inc.	10,800	1,291,788
		1,919,968
PHARMACEUTICALS — 0.9%
Bristol-Myers Squibb Company	9,700	449,013
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
American Tower Corporation	2,000	442,040
Public Storage	1,500	440,130
Simon Property Group, Inc.	637	102,404
		984,574
ROAD & RAIL — 3.1%
CSX Corporation	48,000	1,566,240
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.3%
Broadcom, Inc.	8,400	2,315,460
KLA Corporation	1,500	1,343,610
Microchip Technology, Inc.	16,800	1,182,216
NVIDIA Corporation	14,000	2,211,860
Texas Instruments, Inc.	400	83,048
		7,136,194
SOFTWARE — 7.0%
Intuit, Inc.	1,000	787,630
Microsoft Corporation	4,350	2,163,734
Salesforce, Inc.	2,000	545,380
		3,496,744

See notes to financial statements.

2

LARGE CAP EQUITY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (concluded)

June 30, 2025

COMMON STOCKS — 96.6% (Continued)	Shares	Fair Value
SPECIALTY RETAIL — 5.1%
Home Depot, Inc. (The)	4,200	$1,539,888
TJX Companies, Inc. (The)	7,000	864,430
Tractor Supply Company	2,500	131,925
		2,536,243
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	7,200	1,477,224
WIRELESS TELECOMMUNICATION SERVICES — 1.2%
T-Mobile US, Inc.	2,500	595,650

TOTAL INVESTMENTS (Cost $25,327,450) — 96.6%		$48,130,630
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.4%		1,686,707
NET ASSETS — 100.0%		$49,817,337

(a)	Non-income producing security.

plc - Public Liability Company

N.V. - Naamloze Vennootschap

See notes to financial statements.

3

LARGE CAP EQUITY FUND
STATEMENT OF ASSETS & LIABILITIES

June 30, 2025

ASSETS
Investments in securities:
At cost	$25,327,450
At value	$48,130,630
Cash	1,784,188
Receivable for capital shares sold	433
Dividends and interest receivable	22,647
Other assets	30,785
TOTAL ASSETS	49,968,683
LIABILITIES
Payable for capital shares redeemed	40,000
Payable to Adviser (Note 4)	22,070
Payable to Business Management Fees (Note 4)	10,264
Payable to Ultimus (Note 4)	23,088
Accrued distribution fees - AMF Class (Note 4)	3,656
Other accrued expenses	52,268
TOTAL LIABILITIES	151,346
NET ASSETS	$49,817,337
Net assest consist of:
Paid-in capital	$23,901,022
Distributable earnings	25,916,315
Net assets	$49,817,337
Class AMF
Net assets applicable to Class AMF	$41,236,680
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,574,762
Net asset value, offering price and redemption price per share (Note 2)	$11.54
Class H
Net assets applicable to Class H	$8,580,657
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	749,637
Net asset value, offering price and redemption price per share (Note 2)	$11.45

See notes to financial statements.

4

LARGE CAP EQUITY FUND
STATEMENT OF OPERATIONS

Year Ended June 30, 2025

INVESTMENT INCOME
Dividends	$900,127
Interest	849
TOTAL INVESTMENT INCOME	900,976
EXPENSES
Management fees (Note 4)	328,298
Business management fees (Note 4)	125,051
Administration fees (Note 4)	118,574
Distribution fees - AMF Class (Note 4)	105,675
Legal fees	76,975
Trustees’ fees and expenses (Note 6)	65,545
Registration and filing fees	42,545
Audit and tax services fees	25,176
Shareholder reporting expenses	17,692
Insurance expense	9,709
Transfer agent fees (Note 4)	7,183
Custodian and bank service fees	334
Other expenses	6,051
TOTAL EXPENSES	928,808
Less fees voluntarily waived by the Adviser (Note 4)	(50,507)
Less fees waived by the Distributor (Note 4)	(59,178)
NET EXPENSES	819,123

NET INVESTMENT INCOME	81,853

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	3,791,035
Net change in unrealized appreciation (depreciation) on investments	604,613
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,395,648

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,477,501

See notes to financial statements.

5

LARGE CAP EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2025	Year Ended June 30, 2024
FROM OPERATIONS
Net investment income	$81,853	$187,341
Net realized gains from investment transactions	3,791,035	4,132,529
Net change in unrealized appreciation (depreciation) on investments	604,613	4,566,816
Net increase in net assets resulting from operations	4,477,501	8,886,686

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
AMF Class	(2,643,483)	(3,441,238)
H Class	(515,860)	(709,656)
Decrease in net assets from distributions to shareholders	(3,159,343)	(4,150,894)

FROM CAPITAL SHARE TRANSACTIONS
Class AMF
Proceeds from shares sold	1,198,431	360,534
Net asset value of shares issued in reinvestment of distributions to shareholders	2,375,113	3,070,947
Payments for shares redeemed	(4,502,104)	(5,266,782)
Net decrease in Class AMF net assets from capital share transactions	(928,560)	(1,835,301)

Class H
Proceeds from shares sold	651,726	793,707
Net asset value of shares issued in reinvestment of distributions to shareholders	1,860	1,838
Payments for shares redeemed	(186,790)	(2,222,328)
Net increase (decrease) in Class H net assets from capital share transactions	466,796	(1,426,783)

TOTAL INCREASE IN NET ASSETS	856,394	1,473,708

NET ASSETS
Beginning of year	48,960,943	47,487,235
End of year	$49,817,337	$48,960,943

See notes to financial statements.

6

Large Cap Equity Fund Class AMF

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.20	$10.19	$9.30	$10.33	$7.91
Income (loss) from investment operations:
Net investment income (a)	0.02	0.04	0.05	0.04	0.04
Net realized and unrealized gains (losses) on investments	1.05	1.89	1.71	(0.45)	2.72
Total from investment operations	1.07	1.93	1.76	(0.41)	2.76
Less distributions from:
Net investment income	(0.03)	(0.04)	(0.05)	(0.04)	(0.04)
Net realized gains	(0.70)	(0.88)	(0.82)	(0.58)	(0.30)
Total distributions	(0.73)	(0.92)	(0.87)	(0.62)	(0.34)
Net asset value at end of year	$11.54	$11.20	$10.19	$9.30	$10.33
Total return (b)	9.61%	19.95%	20.16%	(5.06%)	35.61%
Net assets at end of year (000’s)	$41,237	$41,093	$39,003	$35,608	$40,977
Ratio of total expenses to average net assets	1.88%	1.83%	1.79%	1.71%	1.85%
Ratio of net expenses to average net assets (c)	1.64%	1.68%	1.69%	1.61%	1.75%
Ratio of net investment income to average net assets (c)	0.15%	0.35%	0.52%	0.34%	0.42%
Portfolio turnover rate	7%	10%	8%	5%	17%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the years ended June 30, 2025, 2024 and 2023.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not voluntarily reduced fees.

(c)	Ratio was determined after voluntary fee reductions (Note 4).

See notes to financial statements.

7

Large Cap Equity Fund Class H

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended June 30,
	2025	2024	2023	2022	2021
Net asset value at beginning of year	$11.12	$10.12	$9.24	$10.27	$7.87
Income (loss) from investment operations:
Net investment income (a)	0.03	0.06	0.08	0.07	0.06
Net realized and unrealized gains (losses) on investments	1.04	1.88	1.70	(0.46)	2.70
Total from investment operations	1.07	1.94	1.78	(0.39)	2.76
Less distributions from:
Net investment income	(0.04)	(0.06)	(0.08)	(0.06)	(0.06)
Net realized gains	(0.70)	(0.88)	(0.82)	(0.58)	(0.30)
Total distributions	(0.74)	(0.94)	(0.90)	(0.64)	(0.36)
Net asset value at end of year	$11.45	$11.12	$10.12	$9.24	$10.27
Total return (b)	9.68%	20.24%	20.48%	(4.86%)	35.86%
Net assets at end of year (000’s)	$8,581	$7,868	$8,484	$7,526	$8,943
Ratio of total expenses to average net assets	1.64%	1.57%	1.54%	1.46%	1.60%
Ratio of net expenses to average net assets (c)	1.54%	1.47%	1.44%	1.36%	1.50%
Ratio of net investment income to average net assets (c)	0.25%	0.55%	0.77%	0.58%	0.67%
Portfolio turnover rate	7%	10%	8%	5%	17%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the years ended June 30, 2025, 2024 and 2023.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser and/or administrator had not voluntarily reduced fees.

(c)	Ratio was determined after voluntary fee reductions (Note 4).

See notes to financial statements.

8

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS

June 30, 2025

1. Organization

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The Trust is authorized to issue an unlimited number of shares, at no par value, of the Large Cap Equity Fund series (referred to as the “Fund”). The financial statements herein are those of the Fund; other series of the Trust are not included in this report.

The Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividend rates than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (the “Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is System Two Advisors L.P. (the “Adviser”). The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. Significant Accounting Policies

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Securities Valuation — The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities if any, may be valued using amortized cost. Generally, amortized cost approximates the fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The prices for equity securities are generally provided by an independent third party pricing service approved by the Adviser, the Fund’s Valuation Designee, as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price is calculated. Equity securities listed or traded on a

9

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value (“NAV”) as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund’s debt and other fixed income securities if any, are generally valued at an evaluated bid price provided by an independent pricing source approved by the Valuation Designee. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. If a pricing service is unable to provide valuations for a particular security or securities, or the Valuation Designee has determined that such valuations are unreliable, the Board has approved the use of a fair valuation methodology implemented by the Valuation Designee to fair value the security or securities.

Within the fair value pricing methodology implemented by the Valuation Designee, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Fund can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2025:

Large Cap Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$48,130,630	$—	$—	$48,130,630
Total	$48,130,630	$—	$—	$48,130,630

Refer to the Fund’s Schedule of Portfolio Investments for a listing of the security type and industry type. The Fund did not hold derivatives instruments or any assets or liabilities that were measured at fair value or a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended June 30, 2025.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Distributions to shareholders — Dividends from net investment income, if any, are declared and paid quarterly, or as the Board may determine from time to time. Net short-term and long-term capital gains, if any, are declared and paid annually.

10

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

The distributions from net investment income and from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of dividend distribution and return of capital), such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

The tax characteristics of distributions paid to shareholders during the fiscal years ended June 30, 2025 and 2024 for the Large Cap Equity Fund were as follows:

	Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Large Cap Equity Fund	6/30/2025	$82,357	$3,076,986	$3,159,343
	6/30/2024	$187,277	3,963,617	$4,150,894

Investment Transactions — Investment transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, investment transactions are reported on the trade date. Interest income is recorded on the accrual basis, amortization and accretion is recognized on a using the effective interest method and based on the anticipated effective maturity date, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Expenses — Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Certain expenses that arise in connection with a class of shares are charged to that class of shares.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Trust to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributable earnings as of June 30, 2025 was as follows:

Tax cost of investments	$25,327,450
Gross unrealized appreciation	$23,710,257
Gross unrealized depreciation	(907,077)
Net unrealized appreciation	22,803,180
Undistributed long-term gains	3,113,135
Accumulated earnings	$25,916,315

For the year ended June 30, 2025, Large Cap Equity Fund reclassified $161,964 of paid-in capital against accumulated earnings on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences relating to the utilization of earnings and profits distributed to shareholders on redemption of shares, had no effect on the Fund’s net assets or NAV per share.

11

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2025

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended June 30, 2025, the Fund did not incur any interest of penalties.

3. Investment Transactions

For the year ended June 30, 2025, purchases and sales of securities, other than short-term investments and U.S. Government securities, were as follows:

Large Cap Equity Fund
Purchase of investment securities	$3,627,951
Proceeds from sales of investment securities	$7,452,885

4. Transactions with Related Parties

FEES AND TRANSACTIONS WITH AFFILIATES

System Two Advisors, L.P. (“S2”), serves as investment adviser to the Fund. As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of the Fund.

The investment advisory fee rate for the Fund is 0.65% of the first $250 million and 0.55% for assets over $250 million. The Adviser voluntarily waived a portion of its fee in an amount of 0.10% so that the Fund paid 0.55% of average daily net assets for the year ended June 30, 2025, which cannot be recouped. For the year ended June 30, 2025, the investment advisory fee for the Adviser was $328,298 and waived $50,507.

Austin Atlantic Capital, Inc. (“AACI”) serves the Trust as distributor (the “Distributor”).

As compensation for distribution services, the Trust pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Trust, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual percentage of the average daily net assets of the Fund.

The distribution fee rate for the Fund Class AMF Shares is 0.25% of average daily net assets. The Class H Shares do not have a distribution fee. For the year ended June 30, 2025, the distribution fee for Class AMF was $105,675 and the distribution fees waived was $59,178.

There were no brokerage commissions paid to the Distributor during the year ended June 30, 2025.

BUSINESS MANAGER AND ADMINISTRATOR

The Trust has a Management and Administration Agreement (the “Agreement”) with Foreside Management Services, LLC (“Foreside”), who serves as business manager and administrator for the Trust on behalf of the Fund. Pursuant to the terms of the Agreement, Foreside performs and coordinates all management and administration services for the Fund either directly or through working with the Fund’s service providers. Services provided under the Agreements by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Fund; serving as officers of the Trust, including but not limited to President, Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the Securities and Exchange Commission; and maintaining books and records in accordance with applicable laws and regulations. Pursuant to the Agreement, the Fund pays Foreside an annual fee of $120,000 plus 0.01% of average daily net assets of the Fund; subject to an aggregate minimum annual fee of $125,000.

12

LARGE CAP EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (concluded)

June 30, 2025

OTHER SERVICE PROVIDER

Effective June 20, 2025 Ultimus Fund Solutions, LLC (“Ultimus”) serves as the transfer agent, fund accountant and financial administrator for the Fund. The transfer agent services provided by Ultimus to the Fund include, but are not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records. The administrative and fund accounting services provided by Ultimus to the Fund include (i) computing the Fund’s NAV for purposes of the sale and redemption of its shares; (ii) computing the dividends payable by the Fund; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger and other accounting records for the Fund. Prior to June 20, 2025, The Northern Trust Company served as transfer agent, fund accountant and financial administrator to the Fund.

FUND SHARES

Transactions in shares of the Fund for the years ended June 30, 2025 and 2024 were as follows:

	Year ended
	2025	2024
Shares Transactions Class AMF:
Sale of shares	103,637	34,348
Shares issued to shareholders in reinvestment of dividends	208,937	304,559
Shares redeemed	(405,792)	(497,528)
Net decrease	(93,218)	(158,621)
Shares outstanding
Beginning of Year	3,667,980	3,826,601
End of Year	3,574,762	3,667,980

Shares Transactions Class H:
Sale of shares	57,578	78,996
Shares issued to shareholders in reinvestment of dividends	165	183
Shares redeemed	(15,745)	(209,715)
Net increase (decrease)	41,998	(130,536)
Shares outstanding
Beginning of Year	707,639	838,175
End of Year	749,637	707,639

5. Contingencies and Commitments

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Trust expects the risk of loss to be remote.

6. Trustee Compensation

Each Independent Trustee receives an annual retainer plus meeting fees (which vary depending on meeting type). Collectively, the Independent Trustees were paid $129,000, in fees during the year ended June 30, 2025, for the entire Trust, which includes other funds in addition to the Fund. The Fund paid Trustee compensation in the amount of $64,500. In addition, the Fund reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

LARGE CAP EQUITY FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Large Cap Equity Fund and
Board of Trustees of Asset Management Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets & liabilities, including the schedule of portfolio investments, of Large Cap Equity Fund (the “Fund”), a series of Asset Management Fund, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2014.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 28, 2025

14

LARGE CAP EQUITY FUND
ADDITIONAL INFORMATION

June 30, 2025 (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

15

LARGE CAP EQUITY FUND
OTHER INFORMATION

June 30, 2025 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds website at amffunds.com, upon request by calling toll-free 1-800-247-9780, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings of the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The filings are available upon request, by calling 1-800-247-9780. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov and the Funds’ website at www.amffunds.com.

Federal Tax Information (Unaudited)

For the fiscal year ended June 30, 2025, Large Cap Equity Fund designated $3,238,950 as long-term capital gain distributions.

Qualified Dividend Income – For the fiscal year ended June 30, 2025, the Fund has designated 100.00% of ordinary income distributions, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate Shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividends that qualify under tax law. For the fiscal year ended June 30, 2025, 100.00% of ordinary income dividends paid by the Fund qualify for the corporate dividends received deduction.

16

DISTRIBUTOR

Austin Atlantic Capital Inc.
1 Alhambra Plaza, Suite 100
Coral Gables, FL 33134

ADVISER

System Two Advisors, L.P.
47 Maple Street, Suite 303A
Summit, NJ 07901

FINANCIAL ADMINISTRATION AND TRANSFER AND DIVIDEND AGENT

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

LEGAL COUNSEL

Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN

U.S. Bank, N.A.
1555 N. Rivercenter Drive, MK-WI-S302
Milwaukee, Wisconsin 53212

BUSINESS MANAGER AND ADMINISTRATOR

Foreside Management Services, LLC
190 Middle Street, Suite 301
Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

(b)   Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.	Exhibits.

(a)(1) Code of Ethics is filed herewith

(a)(2) Not applicables

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 207.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Asset Management Fund

By (Signature and Title)	/s/ Troy M. Statczar
Troy M. Statczar, Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine
David Bunstine, President (Principal Executive Officer)

Date	August 28, 2025

By (Signature and Title)	/s/ Troy M. Statczar
Troy M. Statczar (Principal Financial Officer and Principal Accounting Officer)

Date	August 28, 2025